VIRTUS KAR International Small-Mid Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—95.4%
Communication Services—26.4%
Auto Trader Group plc (United Kingdom)	3,920,704	$ 39,709
Baltic Classifieds Group plc (Lithuania)(1)	28,717,273	87,124
CTS Eventim AG & Co. KGaA (Germany)	272,728	22,753
Dayamitra Telekomunikasi PT (Indonesia)	680,125,800	26,790
Infrastrutture Wireless Italiane SpA (Italy)	1,260,048	13,157
oOh!media Ltd. (Australia)	22,725,743	20,466
Rightmove plc (United Kingdom)	7,516,173	51,021
		261,020

Consumer Discretionary—6.1%
Allegro.eu S.A. (Poland)(2)	3,506,621	32,839
Goldlion Holdings Ltd. (Hong Kong)	20,707,882	2,546
Mercari, Inc. (Japan)(2)	1,256,100	15,595
Victorian Plumbing Group plc (United Kingdom)	8,259,254	9,689
		60,669

Consumer Staples—4.7%
Anhui Gujing Distillery Co., Ltd. Class B (China)	1,292,191	19,225
Heineken Malaysia Bhd (Malaysia)	5,931,800	27,713
		46,938

Energy—1.7%
Pason Systems, Inc. (Canada)	1,266,627	17,063
Financials—17.3%
AJ Bell plc (United Kingdom)	9,017,192	43,258
Caixa Seguridade Participacoes S.A. (Brazil)	6,531,293	16,719
FinecoBank Banca Fineco SpA (Italy)	2,850,514	42,494
Moltiply Group SpA (Italy)	880,130	32,142
Mortgage Advice Bureau Holdings Ltd. (United Kingdom)	2,123,790	21,961
Nordnet AB publ (Sweden)	689,169	14,396
		170,970

Health Care—4.1%
Haw Par Corp., Ltd. (Singapore)	5,592,812	40,214
Industrials—20.7%
CAE, Inc. (Canada)(2)	1,265,973	23,514
Haitian International Holdings Ltd. (China)	11,116,072	31,601
Howden Joinery Group plc (United Kingdom)	3,175,800	35,268
Knorr-Bremse AG (Germany)	309,058	23,599
Lumax International Corp., Ltd. (Taiwan)	2,974,333	11,506
MEITEC Group Holdings, Inc. (Japan)	1,448,000	29,322
MTU Aero Engines AG (Germany)	107,423	27,473
S-1 Corp. (South Korea)	524,541	22,102
		204,385

Information Technology—7.9%
Alten S.A. (France)	251,218	27,577
	Shares	Value

Information Technology—continued
Bouvet ASA (Norway)	4,574,063	$ 26,989
FDM Group Holdings plc (United Kingdom)	4,616,728	23,986
		78,552

Materials—6.5%
Corp. Moctezuma SAB de C.V. (Mexico)	10,875,224	43,102
Forterra plc (United Kingdom)	5,165,249	10,382
Ibstock plc (United Kingdom)	5,636,901	11,045
		64,529

Total Common Stocks (Identified Cost $865,077)		944,340

Total Long-Term Investments—95.4% (Identified Cost $865,077)		944,340

Short-Term Investment—0.9%
Money Market Mutual Fund—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.191%)(3)	8,868,020	8,868
Total Short-Term Investment (Identified Cost $8,868)		8,868

TOTAL INVESTMENTS—96.3% (Identified Cost $873,945)		$953,208
Other assets and liabilities, net—3.7%		36,779
NET ASSETS—100.0%		$989,987

Footnote Legend:
(1)	Affiliated investment.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United Kingdom	26%
Italy	9
Lithuania	9
Germany	8
China	5
Japan	5
Mexico	5
Other	33
Total	100%
† % of total investments as of June 30, 2024.
See Notes to Schedule of Investments

VIRTUS KAR International Small-Mid Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$944,340	$944,340
Money Market Mutual Fund	8,868	8,868
Total Investments	$953,208	$953,208
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2024.
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
See Notes to Schedule of Investments

VIRTUS KAR INTERNATIONAL SMALL-MID CAP FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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